Convertible bonds	6 Months Ended
Jun. 30, 2026
Convertible Bonds
Convertible bonds

Note 10 — Convertible bonds

Convertible bonds consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Investors	45,265,472	43,862,196	6,440,000

The Company evaluated the embedded conversion feature under ASC 815 and determined that it meets the definition of a derivative. The conversion feature exposes the holder to variability in the Company’s share price and allows settlement through shares that are readily convertible to cash, thereby meeting the net settlement criterion.

However, the Company further assessed whether the embedded feature qualifies for the scope exception under ASC 815-40. As the conversion price is based on a variable formula (70% of the lowest closing price over the preceding 60 trading days), the feature is not considered indexed solely to the Company’s own stock and therefore does not qualify for equity classification.

Accordingly, the embedded conversion feature would generally require bifurcation and separate accounting as a derivative liability.

However, the Company noted that a substantial portion of the Notes was converted within a short period after issuance, in many cases within days to a few weeks. Based on a sensitivity analysis of price variability and the short duration of exposure, the Company concluded that the fair value impact of the embedded derivative is not material to the financial statements.

The Company evaluated the embedded conversion feature under ASC 815 and concluded that, while the feature may meet the definition of a derivative, the fair value of the embedded feature was not material to the financial statements. Accordingly, the Company did not separately account for the feature. The Company considered the short duration between issuance and conversion in its assessment. Therefore, the Notes were accounted for as a single liability instrument.

As of June 30, 2026, convertible bonds of RMB 43,862,196 (USD 6,440,000) remained outstanding and were due to mature in July 2026. The terms of the convertible bonds remained unchanged from December 31, 2025, and there were no changes in circumstances during the six months ended June 30, 2026 that would change the Company’s previous conclusion regarding the accounting for the embedded conversion feature.